INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY
Raw materials	$ 4,927
Finished goods	12,854	$ 6,812
Work in process	3,056	2,896
Total inventory	$ 20,837	$ 9,708	$ 8,405